Shareholders’ Equity (Details Textual) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 previous shareholders of China Cablecom Holdings [Member]	Apr. 30, 2008 previous shareholders of China Cablecom Holdings [Member]	Dec. 31, 2008 previous shareholders of Jaguar [Member]	Apr. 30, 2008 previous shareholders of Jaguar [Member]	Dec. 31, 2008 Convertible Debt [Member]	Dec. 31, 2008 Convertible Debt [Member] Incentive Shares [Member]	Dec. 31, 2009 Broker [Member]	Dec. 31, 2008 Executive Chairman [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2009 Series B Convertible Preferred Stock [Member] Incentive Shares [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Oct. 31, 2009 Series A Convertible Preferred Stock [Member] previous Promissory notes holders [Member]	Oct. 31, 2009 Series A Convertible Preferred Stock [Member] Previous Convertible note holders [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0015	$ 0.0015		$ 0.0005		$ 0.0005	$ 0.0005
Warrants and Rights Outstanding	$ 49,100
Proceeds from Issuance of Warrants	$ 245,500
Preferred Stock, Shares Issued												13,140,459	13,140,459	23,158,080	50,338,385	50,338,385	15,397,204	50,402,082
Preferred Stock, Par or Stated Value Per Share												$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Stock Issued During Period, Shares, Acquisitions				2,066,680		5,716,357
Stock Issued During Period, Shares, Conversion of Convertible Securities									1,524,994										2,320,539	4,959,865
Stock Issued During Period, Shares, Issued for Services										250,000	320,000									225,000